Partnerships in E&P activities (Details 1)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Petrobras production portion in 2020 (kboed)	1,588
Tupi B M S 11 [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Tupi (BMS-11)
Location	Santos basin pre-salt
Partners	65
Petrobras production portion in 2020 (kboed)	709
Regime	Concession
Operator	Petrobras
Tupi B M S 11 [Member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	25
Tupi B M S 11 [Member] | Petrogal [Member]
IfrsStatementLineItems [Line Items]
Partners	10
Buzios [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Búzios
Location	Santos basin pre-salt
Partners	85
Petrobras production portion in 2020 (kboed)	469
Regime	Production sharing
Operator	Petrobras
Bzios [Member] | C N O D C [Member]
IfrsStatementLineItems [Line Items]
Partners	10
Bzios [Member] | C N O O C [Member]
IfrsStatementLineItems [Line Items]
Partners	5
Roncador [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Roncador
Location	Campos basin
Partners	75
Petrobras production portion in 2020 (kboed)	107
Regime	Concession
Operator	Petrobras
Roncador [Member] | Equinor [Member]
IfrsStatementLineItems [Line Items]
Partners	25
Sapinhoa [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Sapinhoá (BMS-9)
Location	Santos basin pre-salt
Partners	45
Petrobras production portion in 2020 (kboed)	106
Regime	Concession
Operator	Petrobras
Sapinhoa [Member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	30
Sapinhoa [Member] | Repsol Sinopec [Member]
IfrsStatementLineItems [Line Items]
Partners	25
Mero [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Mero
Location	Santos basin pre-salt
Partners	40
Petrobras production portion in 2020 (kboed)	40
Regime	Production sharing
Operator	Petrobras
Mero [Member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	20
Mero [Member] | C N O D C [Member]
IfrsStatementLineItems [Line Items]
Partners	10
Mero [Member] | C N O O C [Member]
IfrsStatementLineItems [Line Items]
Partners	10
Mero [Member] | Total [Member]
IfrsStatementLineItems [Line Items]
Partners	20
Sururu [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Sururu
Location	Santos basin pre-salt
Partners	43
Petrobras production portion in 2020 (kboed)	38
Regime	Concession
Operator	Petrobras
Sururu [Member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	25
Sururu [Member] | Petrogal [Member]
IfrsStatementLineItems [Line Items]
Partners	10
Sururu [Member] | Total [Member]
IfrsStatementLineItems [Line Items]
Partners	22.5
Tartaruga Verde [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Tartaruga Verde
Location	Campos basin
Partners	50
Petrobras production portion in 2020 (kboed)	37
Regime	Concession
Operator	Petrobras
Tartaruga Verde [Member] | Petrogal [Member]
IfrsStatementLineItems [Line Items]
Partners	50
Atapu [member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Atapu
Location	Santos basin pre-salt
Partners	53
Petrobras production portion in 2020 (kboed)	31
Regime	Production sharing
Operator	Petrobras
Atapu [member] | Shell [Member]
IfrsStatementLineItems [Line Items]
Partners	25
Atapu [member] | Total [Member]
IfrsStatementLineItems [Line Items]
Partners	22.5
Albacora Leste [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Albacora Leste
Location	Campos basin
Partners	90
Petrobras production portion in 2020 (kboed)	29
Regime	Concession
Operator	Petrobras
Albacora Leste [Member] | Repsol Sinopec [Member]
IfrsStatementLineItems [Line Items]
Partners	10
Sepia [member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Sépia
Location	Santos basin pre-salt
Partners	30
Petrobras production portion in 2020 (kboed)	22
Regime	Production sharing
Operator	Petrobras
Sepia [member] | Petrogal [Member]
IfrsStatementLineItems [Line Items]
Partners	21
Sepia [member] | Total [Member]
IfrsStatementLineItems [Line Items]
Partners	28
Sepia [member] | Qatar [Member]
IfrsStatementLineItems [Line Items]
Partners	21